Basic and Diluted Earnings Per Share - Schedule of Diluted Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares
Schedule of Diluted Earnings Per Share [Abstract]
Net earnings allocated to ordinary share (in Ringgits and Dollars)	RM 6,583,003	$ 1,623,029	RM 3,512,168	RM 3,754,385
Add: Effect on interest expenses of AI RCPS (in Ringgits and Dollars)				100,648
Net earnings used in the computation of diluted earnings per share (in Ringgits and Dollars)	RM 6,583,003	$ 1,623,029	RM 3,512,168	RM 3,855,033
Weighted average number of ordinary shares	20,753,924	20,753,924	20,031,151	20,000,000
Effect of redeemable convertible preference shares				67,069
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,753,924	20,753,924	20,031,151	20,067,069
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19